Derivative Financial Instruments - Disclosure of Open Position at the Reporting Date (Details) R / kg in Thousands, $ in Millions	Jun. 30, 2019 USD ($) R / $ R / kg $ / oz oz
R/gold | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	588,000
R/gold | Cash flow hedges | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	76,000
R/gold | Cash flow hedges | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	80,000
R/gold | Cash flow hedges | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	88,000
R/gold | Cash flow hedges | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	96,000
R/gold | Cash flow hedges | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	71,000
R/gold | Cash flow hedges | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	71,000
R/gold | Cash flow hedges | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	73,000
R/gold | Cash flow hedges | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	33,000
US$/gold | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	56,000
US$/gold | Cash flow hedges | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	6,000
US$/gold | Cash flow hedges | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	8,000
US$/gold | Cash flow hedges | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$/gold | Cash flow hedges | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$/gold | Cash flow hedges | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	8,000
US$/gold | Cash flow hedges | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	6,000
US$/gold | Cash flow hedges | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	3,000
US$/gold | Cash flow hedges | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	1,000
Zero cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 414
Zero cost collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	14.92
Zero cost collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.74
Zero cost collars | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 71
Zero cost collars | FY20 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	14.48
Zero cost collars | FY20 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.19
Zero cost collars | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 69
Zero cost collars | FY20 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	14.59
Zero cost collars | FY20 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.35
Zero cost collars | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 64
Zero cost collars | FY20 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	14.80
Zero cost collars | FY20 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.57
Zero cost collars | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 62
Zero cost collars | FY20 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	14.96
Zero cost collars | FY20 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.75
Zero cost collars | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 49
Zero cost collars | FY21 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.30
Zero cost collars | FY21 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.11
Zero cost collars | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 48
Zero cost collars | FY21 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.28
Zero cost collars | FY21 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.27
Zero cost collars | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 37
Zero cost collars | FY21 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.37
Zero cost collars | FY21 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.36
Zero cost collars | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 14
Zero cost collars | FY21 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.55
Zero cost collars | FY21 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.55
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 390
Price of derivative instrument at fair value through profit and loss | R / $	15.35
Forward contracts | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 69
Price of derivative instrument at fair value through profit and loss | R / $	14.71
Forward contracts | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 69
Price of derivative instrument at fair value through profit and loss | R / $	15.00
Forward contracts | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 66
Price of derivative instrument at fair value through profit and loss | R / $	15.27
Forward contracts | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 60
Price of derivative instrument at fair value through profit and loss | R / $	15.44
Forward contracts | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 61
Price of derivative instrument at fair value through profit and loss | R / $	15.89
Forward contracts | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 35
Price of derivative instrument at fair value through profit and loss | R / $	15.82
Forward contracts | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 24
Price of derivative instrument at fair value through profit and loss | R / $	15.96
Forward contracts | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 6
Price of derivative instrument at fair value through profit and loss | R / $	16.23
R/gold
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	39,000
Price of hedging instrument | R / kg	659
R/gold | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	19,000
Price of hedging instrument | R / kg	626
R/gold | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	14,000
Price of hedging instrument | R / kg	641
R/gold | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	6,000
Price of hedging instrument | R / kg	648
R/gold | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | R / kg	661
R/gold | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | R / kg	668
R/gold | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | R / kg	674
R/gold | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | R / kg	689
R/gold | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | R / kg	702
US$/gold
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	10,000
Price of hedging instrument | $ / oz	1,368
US$/gold | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	6,000
Price of hedging instrument | $ / oz	1,351
US$/gold | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	4,000
Price of hedging instrument | $ / oz	1,363
US$/gold | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | $ / oz	1,357
US$/gold | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | $ / oz	1,370
US$/gold | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | $ / oz	1,376
US$/gold | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | $ / oz	1,387
US$/gold | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | $ / oz	1,404
US$/gold | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Price of hedging instrument | $ / oz	1,414
Total gold
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	693,000
Total gold | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	107,000
Total gold | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	106,000
Total gold | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	106,000
Total gold | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	108,000
Total gold | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	79,000
Total gold | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	77,000
Total gold | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	76,000
Total gold | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	34,000
US$/silver
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	90,000
US$/silver | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.40
US$/silver | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.40
US$/silver | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	90,000
US$/silver | FY20 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.40
US$/silver | FY20 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.40
US$/silver | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$/silver | FY20 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY20 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$/silver | FY20 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY20 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$/silver | FY20 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY20 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$/silver | FY21 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY21 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$/silver | FY21 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY21 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$/silver | FY21 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY21 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$/silver | FY21 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY21 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00